CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 1,108,174	$ 96,308	$ 252,189
Contract assets	385,570	684,185	0
Prepaid expenses and other current assets	664,222	395,953	0
Total current assets	2,157,966	1,176,446	292,996
Property and equipment
Property and equipment, net	98,202	4,004	0
Total property and equipment	98,202	4,004	0
Other assets
Intangible assets - customer relationships, net	163,660	187,040	233,800
Intangible assets - developed technology, net	6,930	13,870	27,750
Intangible assets - development rights, net	736,348	112,744	0
Goodwill	762,851	762,851	762,851
Intangible assets - trademark/trade name		0	139,700
Total other assets	1,669,789	1,076,505	1,164,101
Total assets	3,925,957	2,256,955	1,457,097
Current liabilities
Accounts receivable, net of allowance for doubtful accounts		0	40,807
Accounts payable	1,019,060	1,069,743	819,413
Accrued expenses	1,314,026	1,285,898	58,345
Customer deposits	257,761	0
Shareholder advances	96,519	96,519	96,519
Line of credit	30,000	30,000	30,000
Notes payable, current portion, net of discount	1,456,416	1,513,546	0
Derivative liability	0	722,328	0
Total current liabilities	4,173,782	4,718,034	1,004,277
Notes payable, net of current portion and discount	0	344,595	20,400
Convertible notes payable, net of discount	555,720	0
Total liabilities	4,729,502	5,062,629	1,024,677
Stockholders' equity (deficit)
Preferred stock $.0001 par value; authorized 50,000,000 shares with -0- issued and outstanding at June 30, 2023 and December 31, 2022, respectively	0	0	0
Common stock, value	3,615	3,532	0
Additional paid-in capital	12,440,956	5,459,220	1,534,474
Accumulated deficit	(13,248,116)	(8,268,426)	(1,105,518)
Total stockholders' deficit	(803,545)	(2,805,674)	432,420
Total liabilities and stockholders' deficit	$ 3,925,957	2,256,955	1,457,097
Common Class A [Member]
Stockholders' equity (deficit)
Common stock, value		0	3,464
Common Class B [Member]
Stockholders' equity (deficit)
Common stock, value		$ 0	$ 0